Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 27, 2017	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Class of Stock [Line Items]
Shares authorized		310,000,000
Common stock, shares authorized		300,000,000	300,000,000	59,500,000	300,000,000
Preferred stock, shares authorized		10,000,000	10,000,000	0	10,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Dividend rate, percentage		9.00%
Dividend rate, Per share amount		$ 90
Dividend declared and paid	$ 50,400
Dividends payable, date to be paid	Dec. 15, 2016
Stock repurchased and retired			$ 487
Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Dividend rate, percentage			0.00%	9.00%
Stock issued, conversion of shares			223,816
Common Stock
Class of Stock [Line Items]
Stock issued, conversion of shares			20,500,400
Treasury Stock
Class of Stock [Line Items]
Stock repurchased and retired, shares			190,434
Stock repurchased and retired			$ 487
Share price			$ 2.56
IPO
Class of Stock [Line Items]
Cumulative undeclared and unpaid dividends		$ 22,200
IPO | Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred shares converted		223,816
IPO | Common Stock
Class of Stock [Line Items]
Stock issued, conversion of shares		20,500,400